Warrants and Options (Details) - Schedule of additional information relating to warrants outstanding - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Warrants and Options (Details) - Schedule of additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	14.00	14.00
Number Outstanding		46,828
Remaining Contractual Life(Years)	1 year 9 months	2 years 2 months 26 days
Exercise Price for Shares Outstanding (in Dollars per share)	$ 14.00	$ 14.00
Number Exercisable		46,828
Exercise Price for Shares Exercisable (in Dollars per share)	$ 14.00	$ 14.00
Warrants [Member]
Warrants and Options (Details) - Schedule of additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	11.00	11.00
Number Outstanding		95,000
Remaining Contractual Life(Years)	1 year 3 months	1 year 9 months
Exercise Price for Shares Outstanding (in Dollars per share)	$ 11.00	$ 11.00
Number Exercisable		95,000
Exercise Price for Shares Exercisable (in Dollars per share)	$ 11.00	$ 11.00